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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Glazer Capital Managment

Address: 237 Park Avenue South
         New York, NY St. 10017

         CIK # - 0001076809


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Client Service Representative
Phone: 212-713-4828


Signature, Place, and Date of Signing:

      Jon Kuber                   New York, NY                  05/08/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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     ITEM 1                     ITEM 2    ITEM 3         ITEM 4      ITEM 5         ITEM 6       ITEM 7            ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  INVEST. DISC.
                                                         FAIR                               SHRD               VOTING AUTHORITY
                               TITLE OF   CUSIP          MARKET     SHRS OR      SOLE SHRD OTHER   OTHER     SOLE  SHARED   NONE
  NAME OF ISSUER                CLASS     NUMBER         VALUE      PRN AMT      (A)  (B)   (C)   MANAGERS   (A)    (B)     (C)

--------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS INC            OTC EQ    4403101       377,869     12,642 N  X                             12,642  0        0
ANDRX GROUP NEW                 OTC EQ    34553107    8,689,262    355,680 N  X                            355,680  0        0
ATI TECHOLOGIES INC             OTC EQ    1941103    14,459,748    673,800 N  X                            673,800  0        0
BNP RESIDENTIAL PPRTYS INC      COMMON    05564T103  11,574,040    487,328 N  X                            487,328  0        0
COMMERCIAL CAPITAL BANCORP      OTC EQ    20162L105   3,190,024    200,127 N  X                            200,127  0        0
CALL CLICK COMRCE OCT 20        CALL O    18681D6LW      87,150     31,400 C  X                             31,400  0        0
CLICK COMMERCE INC              OTC EQ    18681D208  14,243,418    629,961 N  X                            629,961  0        0
DEFINED STRATEGY FD INC         COMMON    24476Y100     257,768     13,118 N  X                             13,118  0        0
PUT DIAMONDS TRUST S JAN 1      PUT OP    252787956      22,313     15,000 P  X                             15,000  0        0
ENCORE MEDICAL CORP             OTC EQ    2.93E+113   3,373,329    535,449 N  X                            535,449  0        0
FILENET CORP                    OTC EQ    316869106   1,741,500     50,000 N  X                             50,000  0        0
PUT FLEXTRONICS INTL JAN 1      PUT OP    Y2573F7MV      18,750     25,000 P  X                             25,000  0        0
CALL FREESCALE SEMICO JAN       CALL O    35687M7AG     199,560     35,300 C  X                             35,300  0        0
FREESCALE SEMICONDUCTOR IN      COMMON    35687M107   2,640,670     69,400 N  X                             69,400  0        0
FREESCALE SEMICONDUCTOR CL      COMMON    35687M206   2,850,750     75,000 N  X                             75,000  0        0
GOLDEN WEST FINANCIAL CORP      COMMON    381317106  12,551,137    162,378 N  X                            162,378  0        0
S&P 500 GEARED FD INC           COMMON    78381R105     368,368     17,600 N  X                             17,600  0        0
HCA INC                         COMMON    404119109   5,882,031    117,900 N  X                            117,900  0        0
HERITAGE  POPERTY INVST TR      COMMON    42725M107  14,501,965    397,750 N  X                            397,750  0        0
***HUMMINGBIRD LTD              OTC EQ    44544R101   9,710,332    348,916 N  X                            348,916  0        0
CALL INTRAWEST CORPOR SEP       CALL O    4609156LF      48,000     10,000 C  X                             10,000  0        0
***INTRAWEST CORP NEW           COMMON    460915200  14,886,982    431,007 N  X                            431,007  0        0
INTERNATIONAL DISPLAYWORKS      OTC EQ    459412102   3,946,909    619,609 N  X                            619,609  0        0
INTERGRAPH CORP                 OTC EQ    458683109   2,051,808     47,850 N  X                             47,850  0        0
INTERNET SEC SYS INC            OTC EQ    46060X107   7,056,536    254,198 N  X                            254,198  0        0
INTERVIDEO INC                  OTC EQ    46114Y101   5,576,480    437,371 N  X                            437,371  0        0
PUT KIMCO REALTY COR OCT 4      PUT OP    49446R6VH       6,405     36,600 P  X                             36,600  0        0
MORTGAGEIT HOLDINGS INC         COMMON    61915Q108  14,468,608  1,027,600 N  X                          1,027,600  0        0
MICHAELS STORES INC             COMMON    594087108     522,480     12,000 N  X                             12,000  0        0
MRO SOFTWARE INC                OTC EQ    55347W105   4,825,549    187,984 N  X                            187,984  0        0
MAVERICK TUBE CORP              COMMON    577914104  14,494,432    223,576 N  X                            223,576  0        0
***INCO LTD                     COMMON    453258402   1,258,455     16,500 N  X                             16,500  0        0
NORTH FORK BANCORPORATION       COMMON    659424105  15,056,707    525,723 N  X                            525,723  0        0
NEWMIL BANCORP INC              OTC EQ    651633109   2,190,441     53,063 N  X                             53,063  0        0
NS GROUP INC                    COMMON    628916108     451,850      7,000 N  X                              7,000  0        0
PUBLIC SERVICE ENTERPRISE       COMMON    744573106     611,900     10,000 N  X                             10,000  0        0
PETCO ANIMAL SUPPLIES INC       OTC EQ    716016209   1,898,169     66,300 N  X                             66,300  0        0
PAN PACIFIC RETAIL PROPERT      COMMON    69806L104   2,263,092     32,600 N  X                             32,600  0        0
REYNOLDS & REYNOLDS CO-CL       COMMON    761695105   3,697,859     93,593 N  X                             93,593  0        0
RENT WAY INC                    COMMON    76009U104   8,956,362    853,800 N  X                            853,800  0        0
SAXON CAP INC NEW               COMMON    80556T106   2,537,028    180,700 N  X                            180,700  0        0
SYMBOL TECHNOLOGIES INC         COMMON    871508107     315,032     21,200 N  X                             21,200  0        0
TNS INC                         COMMON    872960109   1,554,192    103,200 N  X                            103,200  0        0
TRIPATH IMAGING INC             OTC EQ    896942109  13,648,980  1,511,515 N  X                          1,511,515  0        0
TEXAS REGIONAL BANCSHARES       OTC EQ    882673106     683,218     17,769 N  X                             17,769  0        0
TRIZEC PROPERTIES INC           COMMON    89687P107  10,740,123    371,502 N  X                            371,502  0        0
TEXAS UTD BANCSHARES INC        OTC EQ    882838105   2,331,964     70,687 N  X                             70,687  0        0
UNIVISION COMMUNICATIONS I      COMMON    914906102     686,800     20,000 N  X                             20,000  0        0
WARRIOR ENERGY SERVICE COR      OTC EQ    936258102   6,510,501    252,835 N  X                            252,835  0        0
WESTBANK CORP                   OTC EQ    957116106   1,686,731     73,947 N  X                             73,947  0        0
WATCHGUARD TECH INC             OTC EQ    941105108  14,244,538  3,351,656 N  X                          3,351,656  0        0
WEST CORP                       OTC EQ    952355105   1,928,329     39,924 N  X                             39,924  0        0
WIDERTHAN CO LTD                OTC EQ    967593104   1,137,754     67,926 N  X                             67,926  0        0
EXCEL TECHNOLOGY                OTC EQ    30067T103   7,471,297    252,494 N  X                            252,494  0        0

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